TANGIBLE ASSETS - Statement of Income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Sales of biological goods	$ 88,382	$ 43,788	$ 39,032
Changes in fair value of biological assets	20,606	13,503	14,644
Subtotal	108,988	57,291	53,676
Costs and expenses	(73,981)	(37,313)	(27,067)
Depreciation of bearer plants	(11,816)	(3,405)	(2,665)
General administration costs and sales	(5,390)	(7,278)	(4,379)
Financial costs	(5,599)	(4,136)	(2,285)
Subtotal	(96,786)	(52,132)	(36,396)
Total net income	$ 12,202	$ 5,159	$ 17,280